united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 8/31

Date of reporting period: 2/28/15

Item 1. Reports to Stockholders.

PCS Commodity Strategy Fund

Semi-Annual Report
February 28, 2015

1-844-828-3242

Distributed by Northern Lights Distributors, LLC.
Member FINRA

PCS Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2015

Total Returns as of February 28, 2015

Since
Inception*
PCS Commodity Strategy
Class A
Without sales charge	(7.20)%
With sales charge	(12.29)%
Class C	(7.10)%
Class I	(7.10)%
Bloomberg Commodity Index Total Return	(6.71)%

*	The Fund commenced operations on December 10, 2014.

The Bloomberg Commodity Index (“BCOM” or the “Index”) is designed to be a highly liquid and diversified benchmark for commodities investments. The principal potential benefits of including commodities in a diversified financial portfolio include positive returns over time and low correlation with equities and fixed income. BCOM provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the Index. Rather than being driven by micro-economic events affecting one commodity market or sector, the diversified commodity exposure of BCOM potentially reduces volatility in comparison to non-diversified commodity baskets. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated December 3, 2014 including underlying funds, are 1.93%, 2.68% and 1.68% for Class A, Class C and Class I, respectively. Class A shares are subject to a maximum sales load imposed on purchases of 5.50%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-844-828-3242.

Portfolio Composition as of February 28, 2015 (Unaudited)

Percent of
Net Assets*
Cash, Other Assets	100.00%
Net Assets	100.00%

*  The portfolio composition detailed above does not include derivative exposure.

1

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2015
Shares		Value

	TOTAL INVESTMENTS - 0.00% (Cost - $0)	$ -
	OTHER ASSETS LESS LIABILITIES - 100.00%	1,475,371
	NET ASSETS - 100.00%	$ 1,475,371

		Unrealized
		Appreciation/
Contracts	OPEN FUTURES CONTRACTS LONG ^	(Depreciation)
1	Brent Crude Future	$ 1,740
	(Underlying Face Amount at Value $62,580)
2	Brent Crude Future	2,440
	(Underlying Face Amount at Value $126,300)
4	Corn Future	(225)
	(Underlying Face Amount at Value $78,650)
2	Cotton	2,530
	(Underlying Face Amount at Value $64,930)
1	Crude Oil Future	40
	(Underlying Face Amount at Value $49,760)
3	Crude Oil Future	1,750
	(Underlying Face Amount at Value $156,420)
1	Gasoline RBOB	-
	(Underlying Face Amount at Value $82,757)
1	Gold	30
	(Underlying Face Amount at Value $121,400)
1	Live Cattle	(20)
	(Underlying Face Amount at Value $57,540)
1	LME Aluminum	(175)
	(Underlying Face Amount at Value $45,300)
8	LME Lead Future	(1,838)
	(Underlying Face Amount at Value $344,800)
1	LME Zinc Future	38
	(Underlying Face Amount at Value $51,438)
2	Milling Wheat	42
	(Underlying Face Amount at Value $23,581)
9	Natural Gas Future	(530)
	(Underlying Face Amount at Value $246,060)
6	Natural Gas Future	340
	(Underlying Face Amount at Value $166,260)
9	Oat Future	38
	(Underlying Face Amount at Value $125,213)
9	Rapeseed	630
	(Underlying Face Amount at Value $208,130)
9	Robusta Coffee Future	(640)
	(Underlying Face Amount at Value $171,630)
9	Rough Rice Futures	60
	(Underlying Face Amount at Value $193,410)
9	Silver	(1,285)
	(Underlying Face Amount at Value $745,110)
9	Soybean Future	2,650
	(Underlying Face Amount at Value $464,288)

2

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2015

		Unrealized
		Appreciation/
Contracts	OPEN FUTURES CONTRACTS LONG (Continued) ^	(Depreciation)
9	Soybean Oil Future	$ 1,434
	(Underlying Face Amount at Value $177,930)
9	TOCOM Rubber	339
	(Underlying Face Amount at Value $699)
9	TOCOM Rubber	38
	(Underlying Face Amount at Value $698)
9	Wheat Future	(1,225)
	(Underlying Face Amount at Value $230,850)
9	Wheat Future	(338)
	(Underlying Face Amount at Value $242,775)
9	White Sugar	(685)
	(Underlying Face Amount at Value $167,310)
9	World Sugar #11	(997)
	(Underlying Face Amount at Value $138,802)
	TOTAL OPEN FUTURES CONTRACTS LONG	$ 6,181

^ Part or all of this security is a holding in PCS Fund Limited.

3

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2015

ASSETS
Cash	$1,242,311
Receivable from investment advisor	43,370
Receivable for securities sold	24,400
Deposits with Broker	162,810
Futures unrealized appreciation	6,181
Prepaid expenses and other assets	23,704
TOTAL ASSETS	1,502,776

LIABILITIES
Distribution (12b-1) fees payable	1
Investment advisory fees payable	738
Accrued expenses and other liabilities	26,666
TOTAL LIABILITIES	27,405
NET ASSETS	$1,475,371

Net Assets Consist Of:
Paid in capital	$1,479,034
Accumulated net investment loss	(1,406)
Accumulated net realized loss from security transactions and future contracts	(8,438)
Net unrealized appreciation on future contracts	6,181
NET ASSETS	$1,475,371

Class A Shares:
Net Assets	$4,910
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	529
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)*	$9.28
Offering price per share (9.28/0.945)	$9.82

Class C Shares:
Net Assets	$10
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)* ^	$9.29

Class I Shares:
Net Assets	$1,470,451
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	158,308
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)*	$9.29

*	The Fund charges a redemption fee of 1% on redemptions of shares held for less than 30 days.

^	NAV may not recalculate due to rounding

See accompanying consolidated notes to financial statements.

4

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended February 28, 2015 *

INVESTMENT INCOME	$—

EXPENSES
Registration fees	$6,904
Transfer agent fees	5,403
Legal fees	5,325
Accounting services fees	5,244
Administrative services fees	5,085
Audit fees	4,931
Professional Fees	3,649
Custodian fees	2,367
Printing and postage expenses	1,973
Trustee Fees	1,973
Investment advisory fees	1,081
Insurance expense	789
Miscellaneous expenses	395
Distribution (12b-1) fees- Class I	1
TOTAL EXPENSES	45,120
Fees waived/expenses reimbursed by the Advisor	(43,714)
NET EXPENSES	1,406

NET INVESTMENT LOSS	(1,406)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURE CONTRACTS
Net realized loss from:
Investments	(6,248)
Future contracts	(2,190)
Net realized loss	(8,438)

Net change in unrealized appreciation (depreciation) of futures	6,181
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURE CONTRACTS	(2,257)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(3,663)

*	The Fund commenced operations on December 10, 2014.

See accompanying consolidated notes to financial statements.

5

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
February 28, 2015*
(Unaudited)
FROM OPERATIONS
Net investment loss	$(1,406)
Net realized loss on investments and future contracts	(8,438)
Net change in unrealized appreciation (depreciation) of future contracts	6,181
Net decrease in net assets resulting from operations	(3,663)

FROM SHARES OF BENEFICIAL INTEREST
Class A:
Proceeds from shares sold	4,786
Payments for shares redeemed	(45)
Net increase in net assets from shares of beneficial interest	4,741
Class C:
Proceeds from shares sold	10
Net increase in net assets from shares of beneficial interest	10
Class I:
Proceeds from shares sold	1,475,909
Redemption fee proceeds	17
Payments for shares redeemed	(1,643)
Net increase in net assets from shares of beneficial interest	1,474,283

Net increase in net assets from shares of beneficial interest	1,479,034

TOTAL INCREASE IN NET ASSETS	1,475,371
NET ASSETS
Beginning of Period	—
End of Period +	$1,475,371
+ Includes accumulated net investment loss of:	$(1,406)

SHARE ACTIVITY
Class A
Shares Sold	534
Shares Redeemed	(5)
Net increase in shares of beneficial interest outstanding	529

Class C
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I
Shares Sold	158,484
Shares Redeemed	(176)
Net increase in shares of beneficial interest outstanding	158,308

*	The Fund commenced operations on December 10, 2014.

See accompanying consolidated notes to financial statements.

6

PCS Commodity Strategy Fund - Class A
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
February 28, 2015 (1)
(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized loss on investments and future contracts	(0.70)
Total from investment operations	(0.72)

Net asset value, end of period	$9.28

Total return (3)	(7.20)%

Net assets, end of period (000s)	$5

Ratio of expenses to average net assets:
Before waiver/reimbursement (5,6)	32.46%
Net of waiver/reimbursement (5)	1.35%

Ratio of net investment income to average net assets (5):	(1.35)%

Portfolio Turnover Rate (4)	6479%

(1)	Class A commenced operations December 10, 2014

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods of less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying consolidated notes to financial statements.

7

PCS Commodity Strategy Fund - Class C
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
February 28, 2015 (1)
(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2,7)	(0.00)
Net realized and unrealized loss on investments and future contracts	(0.71)
Total from investment operations	(0.71)

Net asset value, end of period	$9.29

Total return (3)	(7.10)%

Net assets, end of period	$10

Ratio of expenses to average net assets:
Before waiver/reimbursement (5,6)	33.21%
Net of waiver/reimbursement (5)	2.10%

Ratio of net investment income to average net assets (5):	(2.10)%

Portfolio Turnover Rate (4)	6479%

(1)	Class C commenced operations December 10, 2014

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods of less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than 0.01 per share

See accompanying consolidated notes to financial statements.

8

PCS Commodity Strategy Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

For the
Period Ended
February 28, 2015 (1)
(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (2)	(0.02)
Net realized and unrealized loss on investments and future contracts	(0.69)
Total from investment operations	(0.71)

Redemption fees (7)	0.00

Net asset value, end of period	$9.29

Total return (3)	(7.10)%

Net assets, end of period (000s)	$1,470

Ratio of expenses to average net assets:
Before waiver/reimbursement (5,6)	32.21%
Net of waiver/reimbursement (5)	1.10%

Ratio of net investment income to average net assets (5):	(1.10)%

Portfolio Turnover Rate (4)	6479%

(1)	Class I commenced operations December 10, 2014

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods of less than one year.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than 0.01 per share

See accompanying consolidated notes to financial statements.

9

PCS Commodity Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2015

1.	ORGANIZATION

PCS Commodity Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide long term total return. The fund commenced operations on December 10, 2014 and currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a

10

PCS Commodity Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2015 (Continued)

price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2015 for the Fund’s assets and liabilities measured at fair value:

11

PCS Commodity Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2015 (Continued)

Assets	Level 1	Level 2	Level 3	Total
Derivatives:
Futures	$6,181	$—	$—	$6,181
Total	$6,181	$—	$—	$6,181

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

It is the Fund’s policy to record transfers into and out of any Level at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – PCS Fund Limited (PCSFL) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of PCSFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

PCSFL will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, PCSFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the PCSFL is as follows:

		CFC Net Assets at	% Of Fund Net Assets at
	Inception Date of CFC	February 28, 2015	February 28, 2015
PCS Fund Limited	12/10/2014	$238,991	16.20%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

12

PCS Commodity Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2015 (Continued)

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits are expected to be taken in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Disclosures About Offsetting Assets and Liabilities – The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2015:

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Received/(Pledged)		Net Amount
Future Contracts	$6,181	$—	$6,181	$—	$(6,181	) (1)	$—
Total	$6,181	$—	$6,181	$—	$(6,181)		$—

(1)	The amount is limited to the net derivative balance, and accordingly, does not include excess collateral pledged.
13

PCS Commodity Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2015 (Continued)

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of February 28, 2015:

	Asset Derivatives
	Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Commodity contracts:
Futures	Futures unrealized appreciation Assets - Unrealized Appreciation	14,138
	Liabilities - Unrealized Depreciation	(7,957)
		$6,181	*

*	Represents cumulative appreciation/(depreciation) on futures contracts as reported in the Portfolio of Investments.

The effect of Derivative Instruments on the Consolidated Statement of Operations for the period ended February 28, 2015:

		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Loss on	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity contracts	Net realized gain (loss) from futures contracts	$(2,190)
	Net change in unrealized appreciation (depreciation) from futures contracts		$6,181

Total		$(2,190)	$6,181

The derivative instruments outstanding as of February, 2015 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $659,391 and $653,144, respectively.

14

PCS Commodity Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2015 (Continued)

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Price Asset Management, LLC, (the “Advisor”) serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. For the period ended February 28, 2015, the Fund incurred $1,081 of advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2015 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, interest and tax expenses, dividends on short positions and extraordinary expenses) do not exceed 1.35%, 2.10% and 1.10% for Class A, Class C and Class I shares, respectively, with respect to the average daily net assets for each share class. These amounts will herein be referred to as the “expense limitations.”

For the period ended February 28, 2015, expenses of $43,714 incurred by the Fund were waived/reimbursed by the Advisor.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the period ended February 28, 2015, pursuant to the Plan, Class A shares paid $1.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended February 28, 2015, the Distributor received $277 in underwriting commissions for sales of Class A shares, of which $24 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

15

PCS Commodity Strategy Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2015 (Continued)

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Fund’s minimum account balance requirement. The redemption fee is paid directly to the Fund. For the period ended February 28, 2015, the Fund assessed $17 in redemption fees for Class I shares.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of February 28, 2015, NFS LLC FEBO Sheila Reyes, an account holding shares for the benefit of others in nominee name, and Alan Konn held approximately 100% of the voting securities of Class A and Class C, respectively. The Fund has no knowledge as to whether all or any portion of the shares owned on record by NFS LLC FEBO Sheila Reyes are also owned beneficially by any party who would be presumed to control the fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

16

PCS Commodity Strategy Fund
EXPENSE EXAMPLES
February 28, 2015 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expense Paid
	Account Value	Account Value	Expense	During Period
	12/10/14	2/28/15	Ratio	12/10/14-2/28/15 *
Actual
Class A	$1,000.00	$ 928.00	1.35%	$ 2.82
Class C	$1,000.00	$ 929.00	2.10%	$ 4.38
Class I	$1,000.00	$ 929.00	1.10%	$ 2.30

	Beginning	Ending	Annualized	Expense Paid
Hypothetical	Account Value	Account Value	Expense	During Period
(5% return before expenses)	9/1/14	2/28/15	Ratio	9/1/14-2/28/15 **
Class A	$1,000.00	$ 1,018.10	1.35%	$ 6.76
Class C	$1,000.00	$ 1,014.38	2.10%	$ 10.49
Class I	$1,000.00	$ 1,019.34	1.10%	$ 5.51

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended February 28, 2015 (79) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended February 28, 2015 (181) divided by the number of days in the fiscal year (365).
17

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on April 24-25, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the PCS Commodity Strategy Fund (“PCS Commodity”) and Price Asset Management, Inc. (“Price Asset Management”) (the “Price Advisory Agreement”).

Based on their evaluation of the information provided by Price Asset Management, in conjunction with PCS Commodity’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Price Advisory Agreement with respect to PCS Commodity.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Price Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Price Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Price Advisory Agreement and comparative information relating to the advisory fee and other expenses of PCS Commodity. The materials also included due diligence materials relating to Price Asset Management (including due diligence questionnaires completed by Price Asset Management, select financial information of Price Asset Management, bibliographic information regarding Price Asset Management’s key management and investment advisory personnel, and comparative fee information relating to PCS Commodity) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Price Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Price Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Price Advisory Agreement. In considering the approval of the Price Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board noted that Price Asset Management had previously provided the Board with materials related to the Price Advisory Agreement, including information on the firm’s related investment performance with its existing clients. During the discussions with Price Asset Management, the Board reviewed materials provided by Price Asset Management relating to the Price Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for PCS Commodity including the team of individuals that primarily monitor and execute the investment process. The Board then discussed the extent of Price Asset Management’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered Price Asset Management’s specific responsibilities in all aspects of the day-to-day management of PCS Commodity. Additionally, the Board received satisfactory responses from the representative of Price Asset Management with respect to a series of important questions, including: whether Price Asset Management is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of PCS Commodity; and whether Price Asset Management has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by Price Asset Management of its practices for monitoring compliance with PCS Commodity’s investment limitations, noting that Price Asset Management’s CCO will periodically review the portfolio managers’ performance of their duties with respect to PCS Commodity to ensure compliance under Price Asset Management’s compliance program. The Board then reviewed the capitalization of Price Asset Management based on financial information and other materials provided and discussed with Price Asset Management and concluded that Price Asset Management

18

was sufficiently well-capitalized, or its control persons or principals had the ability to make additional contributions in order to meet its obligations to PCS Commodity. The Board concluded that Price Asset Management had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Price Advisory Agreement with respect to PCS Commodity and that the nature, overall quality and extent of the management services to be provided by Price Asset Management were satisfactory and reliable.

Performance. The Board considered Price Asset Management’s past performance as well as other factors relating to Price Asset Management’s track record. The Board reviewed the performance of Price Asset Management’s composite track records for the proposed strategy, noting that performance was acceptable. The Board concluded that Price Asset Management was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Price Asset Management, the Board reviewed and discussed a comparison of PCS Commodity’s proposed management fee and overall expense ratio to a peer group of funds constructed by Price Asset Management with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for PCS Commodity, which stated that Price Asset Management had agreed to waive or limit its management fee and/or reimburse expenses at least until December 31, 2015 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.35%, 2.10%, 1.10%, 1.35% and 1.60% of the average net assets for Class A, Class C, Class I, Class N and Class R shares, respectively and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fee and expense caps for PCS Commodity were reasonable. It was the consensus of the Board that, based on Price Asset Management’s experience and expertise, and the services to be provided by Price Asset Management to PCS Commodity, the advisory fees to be charged by Price Asset Management were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Price Asset Management with respect to PCS Commodity based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Price Asset Management. With respect to Price Asset Management, the Board concluded that based on the services provided and the projected growth of PCS Commodity, the fees were reasonable and that anticipated profits from Price Asset Management’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which PCS Commodity will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Price Asset Management’s expectations for growth of the Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Price Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Price Asset Management as the Trustees believed to be reasonably necessary to evaluate the terms of the Price Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Price Advisory Agreement, (a) the terms of the Price Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the Price Advisory Agreement is in the best interests of PCS Commodity and its shareholders. In considering the approval of the Price Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that the approval of the Price Advisory Agreement was in the best interest of PCS Commodity and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Price Advisory Agreement.

19

Privacy Policy

Rev. April 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    Gemcom, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30th as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3242 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-828-3242.

INVESTMENT ADVISOR
Price Asset Management, Inc.
141 W Jackson Blvd, Suite 1320A
Chicago, IL 60604

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President

Date 4/29/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 4/29/15